Intangible Assets Other Than Goodwill (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	$ (21,398)	$ (18,333)	$ (19,894)
Trade Name
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	(3,860)	(3,853)	(3,852)
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	(930)	(927)	(927)
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	(1,775)	(1,775)	(1,774)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	(27,652)	(18,388)	(21,488)
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	$ 12,819	$ 6,610	$ 8,147